Equipment (Details) - DeepGreen - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Equipment Line Items
Balance	$ 2,261	$ 2,240
Additions	560
TOML Acquisition (Note 7)		21
Balance	2,821	2,261
Accumulated depreciation
Balance	(951)	(388)
Amortization for the year	(454)	(563)
Balance	(1,405)	(951)
Net book value
Balance	1,416	1,310
Exploration and other equipment [Member]
Schedule Of Equipment Line Items
Balance	2,240	2,219
Additions	560
TOML Acquisition (Note 7)		21
Balance	2,800	2,240
Accumulated depreciation
Balance	(933)	(371)
Amortization for the year	(453)	(562)
Balance	(1,386)	(933)
Net book value
Balance	1,414	1,307
Office Equipment [Member]
Schedule Of Equipment Line Items
Balance	21	21
Additions	0
Balance	21	21
Accumulated depreciation
Balance	(18)	(17)
Amortization for the year	(1)	(1)
Balance	(19)	(18)
Net book value
Balance	$ 2	$ 3